UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21212

Nuveen California AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         5/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California AMT-Free Municipal Income Fund (NKX)
	May 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 139.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 139.6% (100.0% of Total Investments)

	Consumer Staples – 8.1% (5.8% of Total Investments)
$ 860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/16 at 100.00	Baa1	$ 868,411
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
6,350	5.600%, 6/01/36	12/18 at 100.00	B	6,443,726
325	5.650%, 6/01/41	12/18 at 100.00	B2	329,794
2,780	5.700%, 6/01/46	12/18 at 100.00	B2	2,821,088
80	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	8/16 at 100.00	BBB+	80,026
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,040	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	8/16 at 100.00	BBB+	2,073,762
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
8,570	5.000%, 6/01/33	6/17 at 100.00	B–	8,626,219
1,950	5.750%, 6/01/47	6/17 at 100.00	B–	1,972,601
13,560	5.125%, 6/01/47	6/17 at 100.00	B–	13,560,136
16,380	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	16,657,477
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,450	5.375%, 6/01/38	8/16 at 100.00	B–	8,449,493
2,000	5.500%, 6/01/45	8/16 at 100.00	B–	1,999,860
63,345	Total Consumer Staples			63,882,593
	Education and Civic Organizations – 2.4% (1.7% of Total Investments)
1,050	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	1,194,722
	Laboratory, Series 2012, 5.000%, 7/01/37
3,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series	9/25 at 100.00	AA	3,621,360
	2015, 5.000%, 9/01/40
4,475	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	8/23 at 100.00	B+	5,145,624
	Project, Series 2013A, 7.125%, 8/01/43
1,780	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship	6/22 at 102.00	N/R	2,089,934
	Education Multiple Projects, Series 2014A, 7.250%, 6/01/43
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento	1/22 at 100.00	N/R	1,799,968
	Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42
2,000	California State University, Systemwide Revenue Bonds, Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	2,435,600
1,725	California State University, Systemwide Revenue Bonds, Series 2016A, 5.000%, 11/01/41	5/26 at 100.00	A–	2,106,743
185	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	224,213
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	349,023
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
16,115	Total Education and Civic Organizations			18,967,187
	Health Care – 15.7% (11.3% of Total Investments)
430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	508,578
	Refunding Series 2015A, 5.000%, 8/15/43
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/25 at 100.00	AA–	5,995,500
	Series 2016A, 5.000%, 11/15/41
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA	1,828,534
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
1,255	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	No Opt. Call	BBB+	1,424,538
	Angeles, Series 2012A, 5.000%, 11/15/29
1,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical	No Opt. Call	AA–	1,168,620
	Center, Series 2012A, 5.000%, 11/15/35
2,520	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	2,950,013
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
2,000	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	2,331,900
	Series 2012A, 5.000%, 10/01/33
1,405	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,658,434
	Series 2014A, 5.000%, 10/01/38
2,800	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	3,275,328
	Series 2014B, 5.000%, 10/01/44
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	Aa3	380,657
	San Diego, Series 2011, 5.250%, 8/15/41
10,265	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	10,490,933
	5.250%, 11/15/46
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	832,193
	2010A, 5.750%, 7/01/40
605	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	No Opt. Call	BB	615,243
	of Central California, Series 2007, 5.250%, 2/01/46
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
2,400	5.250%, 12/01/34	12/24 at 100.00	BB+	2,714,040
5,200	5.250%, 12/01/44	12/24 at 100.00	BB+	5,839,704
745	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	Aa2	840,792
	University Medical Center, Series 2016A, 5.250%, 12/01/56
4,920	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	6,247,568
	System, Tender Option Bond Trust 2016-XG0041, 18.036%, 1/01/34 – AGM Insured (IF)
4,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,178,320
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los
	Angeles, Series 2007:
2,995	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	3,108,720
6,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	6,718,205
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
835	5.500%, 7/01/24 (4)	8/16 at 100.00	CCC	836,094
4,240	5.500%, 7/01/30 (4)	8/16 at 100.00	CCC	4,239,915
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	AA–	735,066
	Series 2001C, 5.250%, 8/01/31
6,160	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AA–	7,019,566
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
7,555	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	8,294,710
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	10,490,400
	2003A, 5.000%, 8/15/38 – AMBAC Insured
2,600	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	BBB	2,899,988
	5.250%, 1/01/42
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
9,250	6.625%, 11/01/29	11/19 at 100.00	Ba1	10,319,763
7,500	6.750%, 11/01/39	11/19 at 100.00	Ba1	8,384,625
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
1,500	6.000%, 11/01/30	11/20 at 100.00	Ba1	1,621,560
2,595	6.000%, 11/01/41	11/20 at 100.00	Ba1	2,777,091
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,032,900
	Center, Refunding Series 2007A, 5.000%, 7/01/38
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	1,051,110
	7.500%, 12/01/41
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	1,040,300
	2009E, 5.000%, 5/15/38
112,570	Total Health Care			123,850,908
	Housing/Multifamily – 2.4% (1.8% of Total Investments)
480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	534,562
	Series 2010A, 6.400%, 8/15/45
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	176,350
	Series 2012A, 5.500%, 8/15/47
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	409,416
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country
	Club Series 2013A:
2,000	5.625%, 11/15/33	11/23 at 100.00	BBB	2,272,520
8,000	6.000%, 11/15/48	11/23 at 100.00	BBB	9,236,560
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
260	5.250%, 8/15/39	8/24 at 100.00	BBB	296,774
705	5.250%, 8/15/49	8/24 at 100.00	BBB	801,620
3,285	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	4/23 at 100.00	A–	3,585,643
	Vallecitos Mobile Home Park, Series 2013, 5.000%, 4/15/38
	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding
	Series 2014:
670	5.000%, 6/15/44	6/24 at 100.00	A	759,961
185	5.000%, 6/15/49	6/24 at 100.00	A	208,717
950	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	8/16 at 100.00	AA–	952,518
	2003, 5.000%, 5/01/23
17,040	Total Housing/Multifamily			19,234,641
	Housing/Single Family – 0.0% (0.0% of Total Investments)
220	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A	223,379
	5.500%, 8/01/38
	Long-Term Care – 1.2% (0.8% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	3,500,730
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	AA–	2,747,115
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
1,300	California Health Facilities Financing Authority, Revenue Bonds, Northern California	7/25 at 100.00	AA–	1,533,662
	Presbyterian Homes & Services Inc., Refunding Series 2015, 5.000%, 7/01/39
1,500	California Statewide Communities Development Authority, Revenue Bonds, Front Porch	4/17 at 100.00	BBB+	1,531,155
	Communities and Services Project, Series 2007A, 5.125%, 4/01/37
8,050	Total Long-Term Care			9,312,662
	Tax Obligation/General – 32.4% (23.2% of Total Investments)
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa2	3,630,120
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
4,000	Antelope Valley Community College District, Los Angeles County, California, General Obligation	2/25 at 100.00	Aa2	4,785,080
	Bonds, Refunding Series 2015, 5.000%, 8/01/39
1,000	California State, General Obligation Bonds, Refunding Series 2011, 5.250%, 9/01/25	9/21 at 100.00	AA–	1,204,320
4,910	California State, General Obligation Bonds, Various Purpose Refunding Series 2014,	10/24 at 100.00	AA–	6,052,312
	5.000%, 10/01/32
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
2,140	5.000%, 8/01/28	8/25 at 100.00	AA–	2,673,695
9,055	5.000%, 8/01/31	2/25 at 100.00	AA–	11,077,344
1,600	5.000%, 9/01/32	9/25 at 100.00	AA–	1,971,552
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	AA–	2,751,474
1,300	5.500%, 11/01/39	11/19 at 100.00	AA–	1,495,052
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	AA–	7,116,000
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,000	5.000%, 9/01/31	No Opt. Call	AA–	2,360,960
4,090	5.000%, 9/01/41	9/21 at 100.00	AA–	4,787,468
2,625	5.000%, 10/01/41	10/21 at 100.00	AA–	3,079,466
	California State, General Obligation Bonds, Various Purpose Series 2013:
3,500	5.000%, 4/01/37	4/23 at 100.00	AA–	4,172,350
2,000	5.000%, 2/01/43	No Opt. Call	AA–	2,356,280
5,520	5.000%, 11/01/43	11/23 at 100.00	AA–	6,605,618
	California State, General Obligation Bonds, Various Purpose Series 2014:
2,460	5.000%, 10/01/39	10/24 at 100.00	AA–	2,969,294
9,000	5.000%, 12/01/43	12/23 at 100.00	AA–	10,788,570
9,000	5.000%, 10/01/44	10/24 at 100.00	AA–	10,825,380
	California State, General Obligation Bonds, Various Purpose Series 2015:
8,000	5.000%, 3/01/45	3/25 at 100.00	AA–	9,562,800
2,000	5.000%, 8/01/45	8/25 at 100.00	AA–	2,407,280
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	7,665,465
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/18 at 100.00	AA	2,739,775
	Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	8,494,866
	Tender Option Bond Trust 2015-XF0111, 9.359%, 8/01/17 – AGM Insured (IF)
8,295	Los Angeles Community College District, California, General Obligation Bonds, Refunding Series	8/24 at 100.00	AA+	10,323,791
	2015A, 5.000%, 8/01/30
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa2	6,194,300
	Refunding Series 2014C, 5.000%, 7/01/29
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation	8/25 at 100.00	AA	4,141,215
	Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured (5)
10,080	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	5,905,771
	Series 2004A, 0.000%, 8/01/26 – NPFG Insured
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,030,939
	Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	7,515,893
	Refunding Series 2012R-1, 0.000%, 7/01/31
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,249,340
	Bond Trust 2015-XF0048, 16.718%, 8/01/17 (IF)
2,870	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election	8/24 at 100.00	AA	3,364,558
	2012, Series 2014B, 5.000%, 8/01/39 – AGM Insured
10,000	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	4,042,000
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,
	Election 2008 Series 2011D:
23,280	7.400%, 8/01/47 – AGC Insured	8/37 at 100.00	AA	21,054,197
38,845	0.000%, 8/01/50 – AGM Insured (5)	8/37 at 100.00	AA	35,325,253
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	11,370,595
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (5)
5,000	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	8/24 at 100.00	AA–	6,028,700
	Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	4,098,649
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	5,571,039
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)
4,000	Yosemite Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	A	4,940,000
	2015, 5.000%, 8/01/32
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,172,880
	2011C, 5.250%, 8/01/47
271,405	Total Tax Obligation/General			255,901,641
	Tax Obligation/Limited – 39.1% (28.0% of Total Investments)
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/17 at 100.00	BBB	2,017,740
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
655	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C,	9/23 at 100.00	N/R	743,713
	Series 2013A, 5.000%, 9/01/27
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/16 at 100.00	AA	1,000,770
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/16 at 100.00	AA	7,926,185
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	8/16 at 100.00	AA	1,219,824
1,535	5.000%, 12/01/20 – AMBAC Insured	8/16 at 100.00	AA	1,541,079
1,615	5.000%, 12/01/21 – AMBAC Insured	8/16 at 100.00	AA	1,621,395
1,695	5.000%, 12/01/22 – AMBAC Insured	8/16 at 100.00	AA	1,701,712
1,780	5.000%, 12/01/23 – AMBAC Insured	8/16 at 100.00	AA	1,787,049
1,865	5.000%, 12/01/24 – AMBAC Insured	8/16 at 100.00	AA	1,872,385
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	8,618,330
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/31
	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside
	Campus Project, Series 2012H:
2,790	5.000%, 4/01/30	No Opt. Call	A+	3,293,651
2,065	5.000%, 4/01/31	No Opt. Call	A+	2,430,567
4,860	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/16 at 100.00	A+	4,880,801
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
20,330	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A+	24,300,244
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,990	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A+	2,372,080
	Various Projects Series 2013A, 5.000%, 3/01/33
5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	5,790,450
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	2,389,120
	2009-I, 6.375%, 11/01/34
3,020	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	3,077,652
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Projects, Second Lien Series 2010B:
1,230	5.000%, 8/01/25	8/20 at 100.00	N/R	1,313,775
530	5.750%, 8/01/26	8/20 at 100.00	N/R	579,094
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/16 at 100.00	AA–	3,150,504
	Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services
	Facility Phase II, Series 2001:
7,185	5.000%, 1/01/21 – AMBAC Insured	7/16 at 100.00	A+	7,212,159
5,000	5.250%, 1/01/34 – AMBAC Insured	7/16 at 100.00	A+	5,016,500
350	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/16 at 100.00	A	355,523
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,148,150
	Refunding Series 2012, 5.000%, 9/01/32
33,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	39,028,437
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A+	1,191,160
	Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30
7,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/28	11/25 at 100.00	N/R	8,963,850
425	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	8/16 at 100.00	BBB	425,421
	5.000%, 9/01/35 – SYNCORA GTY Insured
3,345	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	N/R	3,404,006
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	2,359,854
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,985	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,032,342
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	725,691
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	75,687
175	5.125%, 9/01/36	9/16 at 100.00	N/R	176,349
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills
	Improvement Area D, Series 2014A:
1,140	5.500%, 9/01/33	9/23 at 100.00	N/R	1,259,449
2,105	5.750%, 9/01/44	9/23 at 100.00	N/R	2,324,025
1,375	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding	9/25 at 100.00	N/R	1,539,395
	Series 2015, 5.000%, 9/01/40
2,000	Lammersville Joint Unified School District, California, Community Facilities District 2007-1,	9/23 at 100.00	N/R	2,428,660
	Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013,
	6.000%, 9/01/38
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment
	Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/17 at 100.00	AA–	2,559,434
2,425	4.750%, 8/01/27 – NPFG Insured	8/16 at 100.00	AA–	2,469,329
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/16 at 100.00	AA–	3,517,955
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
6,190	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont	8/16 at 100.00	A1	6,211,108
	Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/16 at 100.00	AA–	1,505,835
	Series 2002, 5.000%, 9/02/33 – NPFG Insured
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	598,315
	2011A, 7.250%, 9/01/38
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	9,671,762
	5.000%, 8/01/38 – AMBAC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 –	8/16 at 100.00	AA–	3,241,919
	NPFG Insured
170	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	213,200
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	78,985
	Project, Series 2011, 6.750%, 9/01/40
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration	8/18 at 100.00	AA	3,049,019
	Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 –	1/17 at 100.00	A–	3,377,979
	AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	10/16 at 100.00	AA–	5,072,150
	Refunding Series 2002, 5.000%, 4/01/25 – NPFG Insured
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
3,800	5.250%, 9/01/30	9/23 at 100.00	N/R	4,253,302
3,420	5.750%, 9/01/39	9/23 at 100.00	N/R	3,844,319
600	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	669,888
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
2,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities	9/23 at 100.00	N/R	2,305,920
	District 2001-1 May Farms Improvement Area 1,2 and 3, Refunding Series 2014A, 5.375%, 9/01/33
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
5,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	828,450
7,200	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,119,240
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A–	245,818
	2011A, 5.750%, 9/01/30
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1,	9/23 at 100.00	N/R	1,263,763
	Series 2013, 5.500%, 9/01/39
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	49,524
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott
	Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	722,469
1,775	5.000%, 9/01/42	9/22 at 100.00	N/R	1,912,190
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	8/16 at 100.00	AA–	1,003,690
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured
4,475	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%,	9/17 at 100.00	N/R	4,566,917
	9/01/33 – AMBAC Insured
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/16 at 100.00	N/R	1,507,230
	Series 2005, 5.050%, 9/01/30
400	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	9/25 at 100.00	N/R	460,344
	Series 2015, 5.000%, 9/01/33
1,280	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	1,397,491
	5.400%, 11/01/20 – NPFG Insured
2,565	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A+	2,793,772
	5.400%, 11/01/20
2,630	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/16 at 100.00	AA–	2,631,131
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured
215	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	245,270
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,172,810
	Refunding Series 2012A, 5.000%, 4/01/42
1,480	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	8/16 at 100.00	AA–	1,485,654
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
690	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	762,119
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
2,700	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	No Opt. Call	AA–	2,201,364
	Revenue Bonds, San Francisco Redevelopment Projects, Series 1998D, 0.000%, 8/01/24 –
	NPFG Insured
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	2,231,540
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
380	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	426,919
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA	5,882,433
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	8/16 at 100.00	AA	4,015,960
	Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	375,113
	Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/16 at 100.00	AA–	3,322,512
5,025	5.000%, 8/01/28 – NPFG Insured	8/16 at 100.00	AA–	5,043,542
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	104,843
1,110	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	1,162,958
1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding	9/22 at 100.00	N/R	1,093,280
	Series 2012D, 5.000%, 9/01/36
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	59,791
	7.000%, 10/01/26
3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	8/16 at 100.00	AA–	3,500,385
	9/01/34 – FGIC Insured
	Sweetwater Union High School District Public Financing Authority, California, Special Tax
	Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	8/16 at 100.00	AA	3,578,155
5,510	5.000%, 9/01/28 – AGM Insured	8/16 at 100.00	AA	5,530,332
2,980	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/16 at 100.00	N/R	2,982,503
	District 03-02 Roripaugh, Series 2006, 5.500%, 9/01/36
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	8/16 at 100.00	AA–	2,173,068
	Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	1,373,531
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA	3,719,073
4,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	5,025,870
	2012A, 5.000%, 10/01/32 – AGM Insured
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,064,217
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities
	District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	370,262
790	5.250%, 9/01/45	9/25 at 100.00	N/R	827,802
4,235	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014,	9/22 at 102.00	N/R	4,774,708
	5.500%, 9/01/31
6,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA	7,004,280
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	115,236
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
293,540	Total Tax Obligation/Limited			308,062,756
	Transportation – 6.1% (4.4% of Total Investments)
1,115	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	1,323,405
	2013S-4, 5.250%, 4/01/48
6,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	8,111,678
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
14,885	5.750%, 1/15/46	1/24 at 100.00	BBB–	17,566,086
14,885	6.000%, 1/15/53	1/24 at 100.00	BBB–	17,650,484
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Senior Lien Series 2015E:
150	5.000%, 5/15/31	5/25 at 100.00	AA	185,067
1,270	5.000%, 5/15/34	5/25 at 100.00	AA	1,549,527
1,345	5.000%, 5/15/36	5/25 at 100.00	AA	1,631,324
40,400	Total Transportation			48,017,571
	U.S. Guaranteed – 12.3% (8.8% of Total Investments) (6)
3,830	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	3/21 at 100.00	Ba3 (6)	4,538,588
	(Pre-refunded 3/01/21)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (6)	291,265
	Option Bond Trust 3211, 12.798%, 10/01/32 (Pre-refunded 4/01/18) (IF)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	AA– (6)	1,436,286
	Series 2006B, 5.250%, 8/01/30 (Pre-refunded 8/01/16) – FGIC Insured
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada	7/16 at 100.00	AA– (6)	1,580,906
	Methodist Homes, Series 2006, 5.000%, 7/01/36 (Pre-refunded 7/01/16)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	3,669,840
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	1/28 at 100.00	Aaa	2,998,350
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) –
	AMBAC Insured
80	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	N/R (6)	82,503
	of Central California, Series 2007, 5.250%, 2/01/46 (Pre-refunded 2/01/17)
1,815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (6)	1,906,984
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
2,680	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (6)	3,168,457
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	1,280,268
	Tender Option Bond Trust 2016-XG0003, 8.861%, 3/01/33 (Pre-refunded 3/01/18) (IF) (7)
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA (6)	1,007,510
	8/01/36 (Pre-refunded 8/01/16) – NPFG Insured
550	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	9/16 at 100.00	N/R (6)	557,288
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale	8/16 at 100.00	N/R (6)	1,440,739
	Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 (Pre-refunded 8/01/16) –
	AMBAC Insured
12,050	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1 (6)	13,168,963
	2006C, 5.000%, 8/01/31 (Pre-refunded 8/01/18) – AGM Insured
	East Side Union High School District, Santa Clara County, California, General Obligation
	Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA (6)	3,941,711
3,545	5.000%, 8/01/28 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA (6)	4,003,829
3,110	5.000%, 8/01/29 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA (6)	3,512,527
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aaa	5,246,450
	7/15/37 (Pre-refunded 7/15/17) – AMBAC Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A (6)	1,750,609
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 (Pre-refunded 2/01/17) –
	AMBAC Insured
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	7,461,720
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (6)	846,549
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AA (6)	3,146,310
	Bonds, Series 2007, 4.500%, 9/01/30 (Pre-refunded 9/01/17) – AGM Insured
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB– (6)	609,460
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (6)	37,650
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	37,959
40	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (6)	50,612
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (6)	5,271,750
	Series 2007, 5.250%, 8/01/32 (Pre-refunded 8/01/17) – AGM Insured
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (6)	346,853
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997
	Election Series 2011F:
7,230	0.000%, 8/01/42 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 21.00	AA (6)	1,397,631
10,740	0.000%, 8/01/43 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 19.43	AA (6)	1,921,601
21,225	0.000%, 8/01/44 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 17.98	AA (6)	3,514,011
12,550	0.000%, 8/01/45 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 16.64	AA (6)	1,922,409
23,425	0.000%, 8/01/46 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 15.39	AA (6)	3,319,088
9,085	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (6)	9,631,554
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
2,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%,	7/17 at 100.00	N/R (6)	2,100,160
	7/01/37 (Pre-refunded 7/01/17)
151,842	Total U.S. Guaranteed			97,198,390
	Utilities – 4.3% (3.1% of Total Investments)
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	3,081,923
1,835	5.500%, 11/15/37	No Opt. Call	A	2,421,851
10,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	Aa2	11,747,900
	2012B, 5.000%, 7/01/43
4,280	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	Aa2	5,250,790
	2013B, 5.000%, 7/01/28
3,750	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	Aa2	6,371,850
	Option Bond Trust 2015-XF2047, 16.819%, 7/01/20 (IF) (7)
1,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,134,950
	Bonds, Series 2010-1, 5.000%, 7/01/28
2,975	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	3,581,394
	Series 2014A, 5.000%, 7/01/37
26,330	Total Utilities			33,590,658
	Water and Sewer – 15.6% (11.1% of Total Investments)
13,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Series 2010, 5.125%,	5/19 at 100.00	AA	14,085,984
	5/01/40 – AGM Insured
11,600	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	13,877,544
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego
	County Water Authority Desalination Project Pipeline, Series 2012:
8,000	5.000%, 7/01/37	No Opt. Call	Baa3	8,281,120
12,200	5.000%, 11/21/45	No Opt. Call	Baa3	12,628,708
1,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/25 at 100.00	AAA	1,245,970
	System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/31
3,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	3,513,240
	Series 2012, 5.000%, 9/01/41
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	2,282,310
	10/01/36 – AGM Insured
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/22 at 100.00	AA+	18,988,478
	2012A, 5.000%, 7/01/43
10,515	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/24 at 100.00	AA+	12,615,266
	2014A, 5.000%, 7/01/44
9,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A,	6/25 at 100.00	AA+	11,437,430
	5.000%, 6/01/44
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien
	Series 2013A:
2,000	5.000%, 6/01/34	6/23 at 100.00	AA	2,407,480
3,500	5.000%, 6/01/35	6/23 at 100.00	AA	4,197,865
1,500	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series	7/25 at 100.00	AAA	1,819,290
	2015A, 5.000%, 7/01/40
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,013,469
	Bond Trust 09-8B, 16.567%, 7/01/35 (IF) (7)
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,513,410
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	3,053,975
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	9,708,570
	Series 2008A, 5.000%, 5/01/38 – AGM Insured
107,935	Total Water and Sewer			122,670,109
$ 1,108,792	Total Long-Term Investments (cost $957,578,079)			1,100,912,495
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (4.6)% (8)			(36,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (37.0)% (9)			(291,600,000)
	Other Assets Less Liabilities – 2.0%			15,548,311
	Net Assets Applicable to Common Shares – 100%			$ 788,860,806

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,100,912,495	$ —	$1,100,912,495

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2016, the cost of investments was $956,537,103.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$144,731,408
Depreciation	(356,016)
Net unrealized appreciation (depreciation) of investments	$144,375,392

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 3.3%.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 26.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California AMT-Free Municipal Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 29, 2016